LEASING EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Line Items]
Leasing equipment, net	$ 36,012	$ 37,116
Leasing Equipment
Leases [Line Items]
Leasing equipment	44,179	44,179
Less: Accumulated depreciation	(8,167)	(7,063)
Leasing equipment, net	36,012	37,116
Depreciation expense for leasing equipment	$ 1,103	$ 1,106	$ 1,108